Investments	12 Months Ended
Dec. 31, 2017
Investments
3.	Investments

The amortized cost, gross unrealized gains and losses and fair value for fixed maturities and equity securities as of December 31, 2017 and 2016 were as follows:

December 31, 2017		Gross	Gross
($ in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$416,639	$5,322	$(12,366)	$409,595
Obligations of U.S. States and Political Subdivisions	741,343	37,908	(2,720)	776,531
Foreign government	24,242	234	(1,685)	22,791
All other corporate securities	6,169,204	258,440	(37,898)	6,389,746
ABS	478,329	5,289	(3,395)	480,223
CMBS	189,596	1,377	(3,148)	187,825
RMBS	127,439	6,520	(509)	133,450
Redeemable preferred stock	14,800	—	—	14,800

Total fixed maturities, available for sale	$8,161,592	$315,090	$(61,721)	$8,414,961
Common stock	8,152	—	—	8,152

Total fixed maturities and equity securities	$8,169,744	$315,090	$(61,721)	$8,423,113

December 31, 2016		Gross	Gross
($ in thousands)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Fixed maturities, available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$508,635	$7,681	$(14,979)	$501,337
Obligations of U.S. States and Political Subdivisions	702,415	15,936	(8,614)	709,737
Foreign government	31,009	303	(3,257)	28,055
All other corporate securities	5,963,354	74,854	(151,382)	5,886,826
ABS	512,486	5,370	(10,093)	507,763
CMBS	385,757	1,283	(5,778)	381,262
RMBS	180,492	5,556	(2,903)	183,145

Total fixed maturities, available for sale	$8,284,148	$110,983	$(197,006)	$8,198,125
Common stock	5,100	—	—	5,100

Total fixed maturities and equity securities	$8,289,248	$110,983	$(197,006)	$8,203,225

Scheduled Maturities

The scheduled maturities for fixed maturities, available for sale, were as follows as of December 31, 2017:

($ in thousands)	Amortized Cost	Fair Value
Due in one year or less	$248,382	$249,454
Due after one year through five years	887,745	901,528
Due after five years through ten years	1,130,051	1,166,334
Due after ten years	4,843,874	5,042,200

Total before asset and mortgage-backed securities	$7,110,052	$7,359,516
Asset and mortgage-backed securities	1,051,540	1,055,445

Total fixed maturities	$8,161,592	$8,414,961

Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. Asset and mortgage-backed securities are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Commercial Mortgage Loans

The Company diversifies its commercial mortgage loan portfolio by geographical region to reduce concentration risk. The Company’s commercial mortgage loan portfolio by geographical region was as follows as of December 31, 2017 and 2016:

($ in thousands)	December 31, 2017	December 31, 2016
Alabama	$1,056	$1,287
Arizona	20,009	20,389
California	173,101	255,023
Colorado	57,293	57,269
Connecticut	—	25,317
Florida	103,869	123,194
Georgia	63,526	65,414
Hawaii	5,020	6,099
Illinois	87,957	114,549
Iowa	791	1,033
Kansas	9,200	9,200
Kentucky	6,538	7,154
Maine	—	3,686
Maryland	19,851	20,975
Massachusetts	53,605	77,772
Minnesota	116,923	132,395
Nevada	80,768	84,721
New Jersey	34,101	65,908
New York	50,691	66,502
North Carolina	34,022	55,851
Ohio	12,526	38,611
Pennsylvania	1,007	31,929
South Carolina	1,310	1,948
Tennessee	—	3,238
Texas	100,066	133,020
Utah	7,823	42,641
Virginia	975	1,676
Washington	77	3,681
Wisconsin	1,082	4,674
General allowance for loan loss	—	—

Total commercial mortgage loans	$1,043,187	$1,455,156

Credit Quality of Commercial Mortgage Loans

The credit quality of commercial mortgage loans held-for-investment was as follows at December 31, 2017 and 2016:

December 31, 2017	Recorded Investment
	Debt Service Coverage Ratios
($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$731,577	$48,895	$—	$780,472	74.8%	$782,640	74.9%
65% to 75%	222,771	39,944	—	262,715	25.2%	261,891	25.1%
76% to 80%	—	—	—	—	0.0%	—	0.0%
Greater than 80%	—	—	—	—	0.0%	—	0.0%

Total	$954,348	$88,839	$—	$1,043,187	100.0%	$1,044,531	100.0%

December 31, 2016	Recorded Investment
	Debt Service Coverage Ratios
($ in thousands)	> 1.20x	1.00x - 1.20x	< 1.00x	Total	% of Total	Estimated Fair Value	% of Total
Loan-to-value ratios:
Less than 65%	$785,149	$36,743	$11,354	$833,246	57.3%	$848,702	57.9%
65% to 75%	581,188	25,317	—	606,505	41.7%	601,587	41.1%
76% to 80%	10,493	—	—	10,493	0.7%	10,494	0.7%
Greater than 80%	4,912	—	—	4,912	0.3%	4,330	0.3%

Total	$1,381,742	$62,060	$11,354	$1,455,156	100.0%	$1,465,113	100.0%

As of December 31, 2017 and 2016, the Company had no allowance for credit losses for commercial mortgage loans. As of December 31, 2017, $1,043.2 million of commercial mortgage and other loans were in current status with no commercial mortgage or other loans classified as past due. As of December 31, 2016, $1,450.3 million of commercial mortgage loans were in current status and one commercial mortgage with book value of $4.9 million was 90-179 days past due. The Company defines current in its aging of past due commercial mortgage and other loans as less than 30 days past due.

Impaired loans include those loans for which it is probable that all amounts due will not be collected according to the contractual terms of the loan agreement. During 2017, the Company did not record any impairments related to commercial mortgage loans. For 2016, the fair value of the collateral less costs to sell the past due loan, described above, exceeded book value.

The Company’s commercial mortgages may occasionally be involved in a troubled debt restructuring. As of December 31, 2017 and 2016, the Company had no commitments to fund to borrowers that have been involved in a troubled debt restructuring. As of December 31, 2017 and 2016, the Company had no new troubled debt restructurings related to commercial mortgages and no payment defaults on commercial mortgages other than as described above.

Other Invested Assets

Other invested assets were as follows as of December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
($ in thousands)
Low income housing tax credit properties	$138	$457
Derivatives	21,045	18,949

	$21,183	$19,406

Net Investment Income

Net investment income for the years ended December 31, 2017, 2016 and 2015 was as follows:

	2017	2016	2015
($ in thousands)
Fixed maturities, available for sale	$345,299	$330,253	$334,931
Common Stock	224	—	—
Fair value option and trading securities	3,755	454	—
Commercial mortgage loans	56,510	69,360	63,028
Cash, cash equivalents and short-term investments	1,718	1,007	511
Other investments	8,421	8,845	9,543

Gross investment income	$415,927	$409,919	$408,013
Investment expenses	14,814	12,836	9,082

Net investment income	$401,113	$397,083	$398,931

Realized Investment Gains and Losses

Realized investment gains and losses for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
($ in thousands)
Realized investment gains, net
Fixed maturities, available for sale	$11,434	$66,560	$120,421
Fair value option and trading securities	1,486	(733)	—
Commercial mortgage loans	5,935	4,037	2,325
Derivatives	19,360	3,856	(9,208)
Other invested assets	(92)	—	—

Net realized gains	$38,123	$73,720	$113,538

There were $4.4 million in other-than-temporary impairment losses recorded in the year ended December 31, 2017. These securities were impaired to fair value as of the impairment date and were considered credit impairments. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2017 or 2016. There were no other-than-temporary impairment losses recorded in the years ended December 31, 2016 and 2015.

Proceeds from sales of fixed maturities and gross realized investment gains and losses for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
($ in thousands)
Fixed maturities, available-for-sale
Proceeds from sales	$1,496,242	$3,027,998	$3,864,356
Gross investment gains from sales	29,271	109,282	142,534
Gross investment losses from sales	(11,893)	(35,136)	(16,348)

Proceeds from sales excludes non-taxable exchanges of $11.0 million, $11.1 million, and $72.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Unrealized Investment Gains and Losses

The gross unrealized losses and fair value of fixed maturities, available for sale, by the length of time that individual securities have been in a continuous unrealized loss position were as follows as of December 31, 2017 and 2016:

December 31, 2017	Less than 12 months		Greater than 12 months
($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$215,767	$(3,499)	$107,344	$(8,867)	$323,111	$(12,366)
Obligations of U.S. States and Political Subdivisions	38,171	(825)	45,877	(1,895)	84,048	(2,720)
Foreign government	296	(4)	11,098	(1,681)	11,394	(1,685)
All other corporate securities	740,795	(6,841)	489,367	(31,057)	1,230,162	(37,898)
ABS	77,050	(689)	99,327	(2,706)	176,377	(3,395)
CMBS	72,725	(593)	36,540	(2,555)	109,265	(3,148)
RMBS	6,908	(118)	21,835	(391)	28,743	(509)

Total fixed maturities	$1,151,712	$(12,569)	$811,388	$(49,152)	$1,963,100	$(61,721)

December 31, 2016	Less than 12 months		Greater than 12 months
($ in thousands)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$276,025	$(14,951)	$1,059	$(28)	$277,084	$(14,979)
Obligations of U.S. States and Political Subdivisions	206,090	(8,314)	5,274	(300)	211,364	(8,614)
Foreign government	769	(34)	14,632	(3,223)	15,401	(3,257)
All other corporate securities	2,385,689	(94,085)	512,710	(57,297)	2,898,399	(151,382)
ABS	204,555	(8,456)	39,450	(1,637)	244,005	(10,093)
CMBS	228,303	(5,231)	43,903	(547)	272,206	(5,778)
RMBS	61,058	(1,659)	40,454	(1,244)	101,512	(2,903)

Total fixed maturities	$3,362,489	$(132,730)	$657,482	$(64,276)	$4,019,971	$(197,006)

Portfolio Monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed maturity security whose carrying value may be other-than-temporarily impaired.

For each fixed maturity security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed maturity security and it is not more likely than not the Company will be required to sell the fixed maturity security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed maturity security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of other-than-temporary impairment for these fixed maturity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

Net Unrealized Investment Gains and Losses in AOCI

The changes in unrealized gains and losses in accumulated other comprehensive income (loss) (“AOCI”) were as follows for the years ended December 31, 2017, 2016 and 2015:

($ in thousands)	Net Unrealized Gain (Losses) on Investments	VOBA	Future Policy Benefits and Policyholders’ Account Balances	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
Balance, December 31, 2014	$159,261	$(20,287)	$(7,541)	$(45,935)	$85,498
Net investment gains and losses on investments arising during the period	(408,019)	—	—	142,807	(265,212)
Reclassification adjustment for gains and losses included in net income	79,023	—	—	(27,658)	51,365
Impact of net unrealized investment gains and losses on VOBA	—	57,061	—	(19,971)	37,090
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	60,447	(21,157)	39,290

Balance, December 31, 2015	$(327,781)	$36,774	$52,906	$83,402	$(154,699)
Net investment gains and losses on investments arising during the period	160,311	—	—	(56,111)	104,200
Reclassification adjustment for gains and losses included in net income	(81,920)	—	—	28,672	(53,248)
Impact of net unrealized investment gains and losses on VOBA	—	(30,948)	—	10,832	(20,116)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(28,924)	10,123	(18,801)

Balance, December 31, 2016	$(85,550)	$5,826	$23,982	$19,574	$(36,168)
Net investment gains and losses on investments arising during the period	332,918	—	—	(111,486)	221,432
Reclassification adjustment for gains and losses included in net income	(6,001)	—	—	2,100	(3,901)
Impact of net unrealized investment gains and losses on VOBA	—	(21,843)	—	7,645	(14,198)
Impact of net unrealized investment gains and losses on future policy benefits and policyholders’ account balances	—	—	(157,156)	55,005	(102,151)

Balance, December 31, 2017	$253,369	$(16,017)	$(133,174)	$(31,362)	$72,816